Balance Sheet Details - Schedule of Acquired Intangible Assets by Major Asset Class (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,353
Accumulated amortization	(197)
Net book value before impairment	1,156
Impairment charge	(411)
Net book value	745
Purchased Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	265
Accumulated amortization	(32)
Net book value before impairment	233
Net book value	$ 233
Purchased Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Purchased Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 999
Accumulated amortization	(147)
Net book value before impairment	852
Impairment charge	(411)
Net book value	$ 441
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years
Trademarks/Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Gross	$ 38
Accumulated amortization	(9)
Net book value before impairment	29
Net book value	$ 29
Non-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross	$ 51
Accumulated amortization	(9)
Net book value before impairment	42
Net book value	$ 42